UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT         (No.  333-127924)

UNDER THE SECURITIES ACT OF 1933       [X]

Post-Effective Amendment No. 8        [X]

and

REGISTRATION STATEMENT      (No.  811-21802)

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 16         [X]

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of Principal Executive Offices)

404-437-7420

800-595-4922

(Registrant’s Telephone Number)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ X ] immediately upon filing pursuant to paragraph (b)

[   ] on _____  pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia on the 13th day of February, 2012.

WORLDCOMMODITY FUNDS, INC.

By:

/s/ JAMES LLEWELLYN

James Llewellyn

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ JAMES LLEWELLYN

President and Director

2/13/2012

James Llewellyn

/s/ CHRISTOPHER WITTE *

Director

2/13/2012

Christopher Witte

/s/ TERRY CORNETT *

Director

2/13/2012

Terry L. Cornett

*By /s/ JAMES LLEWELLYN

James Llewellyn, Attorney-in-Fact, pursuant to powers of attorney.

Exhibit Index

Exhibit

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase